Business Acquisitions - Schedule of Pro Forma Information (Details) - NV5 Global, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2025	Jun. 29, 2024	Jun. 28, 2025	Jun. 29, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Schedule of Pro Forma Information [Line Items]
Gross revenues	$ 253,084	$ 241,627	$ 490,435	$ 470,602	$ 959,839	$ 938,770	$ 912,127
Net income	$ 11,782	$ 5,364	$ 12,283	$ 5,961	$ 28,516	$ 38,975	$ 44,323
Basic earnings per share	$ 0.19	$ 0.09	$ 0.2	$ 0.1	$ 0.46	$ 0.64	$ 0.74
Diluted earnings per share	$ 0.18	$ 0.09	$ 0.19	$ 0.1	$ 0.45	$ 0.63	$ 0.72